FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2011

Check here if Amendment [X] ;  Amendment Number: 1

 This Amendment (Check one only):                     [X]  is a restatement
                                                      [ ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:                  Water Island Capital, LLC
Address:               41 Madison Avenue
                       New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Matthew Hemberger
Title:         Chief Compliance Officer
Phone:         (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger             New York, New York              9/1/2011
    [Signature]                   [City, State]                   [Date]

Report Type:         (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         0

Form 13F Information Table Entry Total:                                   81

Form 13F Information Table Value Total:                          $ 1,772,567
                                                                  (thousands)


List of Other Included Managers:                                        NONE

                                                  FAIR MARKET  SHARES OR                                            VOTING AUTHORITY
                        TITLE OF       CUSIP      VALUE        PRINCIPAL  SH/  PUT/  INVESTMENT    OTHER            ----------------
NAME OF ISSUER          CLASS          NUMBER     (000'S)      AMOUNT     PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED    NONE
--------------          --------       ------     -----------  ---------  ---  ----  ----------    --------  ----   ------    -----
TELVENT GIT SA           SHS         E90215109      61586       1547392    SH           SOLE                  1547392
GLOBAL CROSSING LTD      SHS NEW     G3921A175      44117       1149490    SH           SOLE                  1149490
SMART MODULAR
 TECHNOLOGIES I          ORD SHS     G82245104      40823        445667    SH           SOLE                   445667
TYCO INTERNATIONAL LTD   SHS         H89128104          6           475    SH   CALL    SOLE                      475
DIANA CONTAINERSHIPS INC COM         Y2069P101         65          9105    SH           SOLE                     9105
VERIGY LTD               SHS         Y93691106      49115       3280871    SH           SOLE                  3280871
ABINGTON BANCORP         COM         00350L109       9463        907293    SH           SOLE                   907293
ADVANCED ANALOGIC
 TECHNOLOGI              COM         00752J108      22920       3785346    SH           SOLE                  3785346
ALPHA NATURAL RESOURCES
 INC                     COM         02076X102       7316        161000    SH           SOLE                   161000
BJS WHOLESALE CLUB INC   COM         05548J106       7022        139463    SH           SOLE                   139463
BARNES & NOBLE INC       COM         06774109         124          7500    SH           SOLE                     7500
BECKMAN COULTER INC      NOTE
                         2.500%12/1  075811AD1        119        100000    SH           SOLE                   100000
BUCYRUS INTL INC NEW     COM         118759109     120707       1316904    SH           SOLE                  1316904
CAPITALSOURCE INC        SDCV
                         7.250%7/1   14055XAE2        100        100000    SH           SOLE                   100000
CEPHALON INC             NOTE
                         2.500% 5/0  156708AR0        508        415000    SH           SOLE                   415000
CEPHALON INC             COM         156708109      88434       1517630    SH           SOLE                  1517630
CEPHALON INC             COM         156708109         23          1500    SH   PUT     SOLE                     1500
CHINA FIRE & SEC GROUP
 INC                     COM         16938R103       3397        433808    SH           SOLE                   433808
CLIFFS NATURAL RESOURCES
 INC                     COM         18683K101        203          2200    SH           SOLE                     2200
CONSTELLATION ENERGY
 GROUP I                 COM         210371100      12391        326420    SH           SOLE                   326420
DANVERS BANCORP INC      COM         236442109      15309        681436    SH           SOLE                   681436
DPL INC                  COM         233293109      61065       2024698    SH           SOLE                  2024698
DUKE ENERGY CORP NEW     COM         26441C105        375         10000    SH   CALL    SOLE                    10000
EMS TECHNOLOGIES INC     COM         26873N108      19595        594326    SH           SOLE                   594326
ENSCO PLC                SPONSORED
                         ADR         29358Q109        800         15000    SH           SOLE                    15000
FPIC INS GROUP INC       COM         302563101      14597        305206    SH           SOLE                  1496158
FELCOR LODGING TR INC    COM         31430F507        338         12747    SH           SOLE                  1496158
GERBER SCIENTIFIC INC    COM         373730100       7344        659862    SH           SOLE                   659862
GRAHAM PACKAGING CO INC  COM         384701108      37003       1467213    SH           SOLE                  1467213
GTX INC DEL              COM         40052B108         79         16478    SH           SOLE                    16478
HYPERCOM CORP            COM         44913M105      46285       4708565    SH           SOLE                  4708565
ITT CORP NEW             COM         450911102        371          6300    SH           SOLE                     6300
ITT CORP NEW             COM         450911102          5            20    SH   CALL    SOLE                       20
JOHNSON & JOHNSON        COM         478160104         29           400    SH   PUT     SOLE                      400
K SEA TRANSN PARTNERS LP COM         48268Y101       6014        737928    SH           SOLE                   737928
L-1 IDENTITY SOLUTIONS
 INC                     COM         50212A106      40891       3480124    SH           SOLE                  3480124
L-1 IDENTITY SOLUTIONS
 INC                     COM         50212A106          4           279    SH   PUT     SOLE                      279
L-1 IDENTITY SOLUTIONS
 INC                     COM         50212A106          1           180    SH   PUT     SOLE                      180
L-1 IDENTITY SOLUTIONS
 INC                     COM         50212A106          1           120    SH   PUT     SOLE                      120
LAWSON SOFTWARE INC NEW  COM         52078P102     104562       9319307    SH           SOLE                  9319307
LOOPNET INC              COM         543524300       8179        444998    SH           SOLE                   444998
LUBRIZOL CORP            COM         549271104     129808        966769    SH           SOLE                   966769
MARATHON OIL CORP        COM         565849106        347          6578    SH           SOLE                     6578
MARATHON OIL CORP        COM         565849106          4            10    SH   CALL    SOLE                       10
MARSHALL & ILSLEY CORP
 NEW                     COM         571837103      86533      10857294    SH           SOLE                 10857294
MEDIAMIND TECHNOLOGIES
 INC                     COM         58449C100      23468       1069649    SH           SOLE                  1069649
NATIONAL SEMICONDUCTOR
 CORP                    COM         637640103     103957       4224169    SH           SOLE                  4224169
NYSE EURONEXT            COM         629491101       6690        195200    SH           SOLE                   195200
NATIONWIDE HEALTH PPTYS
 INC                     COM         638620104      24000        579562    SH           SOLE                   579562
NESS TECHNOLOGIES INC    COM         64104X108      14137       1867556    SH           SOLE                  1867556
NEW GOLD INC CDA         COM         644535106       1024         99492    SH           SOLE                    99492
OPTIONSXPRESS HLDGS INC  COM         684010101      30104       1804825    SH           SOLE                  1804825
PINNACLE FINL PARTNERS
 INC                     COM         72346Q104         23          1500    SH           SOLE                     1500
PLAINS EXPL& PRODTN CO   COM         726505100        545        484000    SH           SOLE                   484000
PRE PAID LEGAL SVCS INC  COM         740065107      45986        691523    SH           SOLE                   691523
PROGRESS ENERGY INC      COM         743263105      71113       1481207    SH           SOLE                  1481207
ROCK-TENN CO             CL A        772739207       2013         30349    SH           SOLE                    30349
ROCK-TENN CO             CL A        772739207         29            50    SH   CALL    SOLE                       50
SPDR S&P 500 ETF TR      TR UNIT     78462F103        142          2361    SH   PUT     SOLE                     2361
SPDR S&P 500 ETF TR      TR UNIT     78462F103        193          2430    SH   PUT     SOLE                     2430
SPDR S&P 500 ETF TR      TR UNIT     78462F103        211          1943    SH   PUT     SOLE                     1943
SPDR S&P 500 ETF TR      TR UNIT     78462F103        101          1067    SH   PUT     SOLE                     1067
SPDR S&P 500 ETF TR      TR UNIT     78462F103        120           967    SH   PUT     SOLE                      967
SPDR SERIES TRUST        S&P OILLGAS
                         EXP         78464A730          3            78    SH   PUT     SOLE                       78
SPDR SERIES TRUST        S&P OILLGAS
                         EXP         78464A730          2            24    SH   PUT     SOLE                       24
SAVVIS INC               COM NEW     805423308      35628        901284    SH           SOLE                   901284
SEALED AIR CORP NEW      COM         81211K100         90          3800    SH           SOLE                     3800
SEALED AIR CORP NEW      COM         81211K100         12            56    SH   CALL    SOLE                       56
SOUTHERN UN CO NEW       COM         844030106      20626        513716    SH           SOLE                   513716
SRA INTL INC             CL A        78464R105      48561       1570545    SH           SOLE                  1570545
STERLING BANCSHARES INC  COM         858907108      35855       4393938    SH           SOLE                  4393938
TEMPLE INLAND INC        COM         879868107       2822         94900    SH           SOLE                    94900
TEMPLE INLAND INC        COM         879868107        230           974    SH   CALL    SOLE                      974
TEMPLE INLAND INC        COM         879868107         59           949    SH   PUT     SOLE                      949
TERRA NOVA RTY CORP      COM         88102D103        412         54328    SH           SOLE                    54328
TIMBERLAND CO            CL A        887100105      65282       1519257    SH           SOLE                  1519257
TRANSATLANTIC HLDGS INC  COM         893521104      62239       1269934    SH           SOLE                  1269934
VARIAN SEMICONDUCTOR
 EQUIPMN                 COM         922207105      82017       1334905    SH           SOLE                  1334905
WALTER ENERGY  INC       COM         93317Q105         69           600    SH           SOLE                      600
WARNER MUSIC GROUP CORP  COM         934550104      19178        333137    SH           SOLE                  2333137
ZORAN CORP               COM         98975F101      27648       3291378    SH           SOLE                  3291378




